Operating Leases - Summary of Non-Cancelable Operating Leases are Payable and Receivable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Pub leases, Lessee	$ (1,190)	$ (983)
Pub leases, Sublease	571	471
Other operational leases, Lessee	(910)	(675)
Other operational leases, Sublease	192	111
Other operational leases, Lessor	13	9
Net lease obligations	(1,324)	(1,067)
Less than 1 year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Pub leases, Lessee	(131)	(95)
Pub leases, Sublease	80	69
Other operational leases, Lessee	(179)	(153)
Other operational leases, Sublease	47	30
Other operational leases, Lessor	2	2
Net lease obligations	(181)	(147)
Between 1 and 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Pub leases, Lessee	(486)	(350)
Pub leases, Sublease	294	246
Other operational leases, Lessee	(523)	(339)
Other operational leases, Sublease	131	66
Other operational leases, Lessor	7	5
Net lease obligations	(577)	(372)
Greater than 5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Pub leases, Lessee	(573)	(538)
Pub leases, Sublease	197	156
Other operational leases, Lessee	(208)	(183)
Other operational leases, Sublease	14	15
Other operational leases, Lessor	4	2
Net lease obligations	$ (566)	$ (548)